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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-22025

ING Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING SPorts Core Fixed Income Fund
ING SPorts Core Plus Fixed Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING SPorts Core Fixed Income Fund	as of December 31, 2007 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 78.0%
		Aerospace/Defense: 4.8%
$50,000		McDonnell Douglas Corp., 9.750%, due 04/01/12	$59,443
150,000	C	United Technologies Corp., 6.100%, due 05/15/12	158,340
			217,783
		Beverages: 2.3%
100,000	C	PepsiAmericas, Inc., 5.625%, due 05/31/11	104,247
			104,247
		Chemicals: 1.1%
50,000	C	EI Du Pont de Nemours & Co., 4.875%, due 04/30/14	49,578
			49,578
		Computers: 3.4%
150,000	C	International Business Machines Corp., 5.700%, due 09/14/17	155,353
			155,353
		Diversified Financial Services: 13.5%
100,000	@@, #, C	ABX Financing Co., 5.750%, due 10/15/16	99,633
50,000		Bear Stearns Cos., Inc., 5.350%, due 02/01/12	48,740
50,000		Caterpillar Financial Services Corp., 5.850%, due 09/01/17	51,524
50,000		Citigroup, Inc., 5.250%, due 02/27/12	50,432
60,000		General Electric Capital Corp., 3.964%, due 01/20/10	59,322
50,000		Goldman Sachs Group, Inc., 6.600%, due 01/15/12	52,947
200,000		HSBC Finance Corp., 4.625%, due 09/15/10	199,055
50,000		JPMorgan Chase & Co., 5.750%, due 01/02/13	51,008
			612,661
		Electric: 3.4%
50,000	C	Consolidated Edison Co. of New York, Inc., 5.500%, due 09/15/16	50,308
102,000	C	Public Service Co. of Oklahoma, 6.150%, due 08/01/16	102,947
			153,255
		Food: 8.1%
150,000		Kraft Foods, Inc., 6.250%, due 06/01/12	155,976
100,000	C	Kroger Co., 6.750%, due 04/15/12	106,244
100,000	C	Safeway, Inc., 6.350%, due 08/15/17	104,414
			366,634
		Healthcare - Services: 3.3%
150,000	C	WellPoint, Inc., 5.000%, due 01/15/11	150,321
			150,321
		Household Products/Wares: 2.2%
100,000	C	Clorox Co., 5.450%, due 10/15/12	100,931
			100,931
		Insurance: 3.4%
150,000	C	Genworth Financial, Inc., 5.650%, due 06/15/12	151,810
			151,810
		Machinery - Diversified: 1.2%
50,000		Deere & Co., 6.950%, due 04/25/14	55,133
			55,133
		Media: 7.9%
150,000	C	Comcast Corp., 5.900%, due 03/15/16	151,157
200,000	C	Time Warner, Inc., 6.750%, due 04/15/11	208,460
			359,617
		Oil & Gas: 2.9%
50,000	C	ConocoPhillips, 4.750%, due 10/15/12	50,476
85,000	C	XTO Energy, Inc., 4.900%, due 02/01/14	82,648
			133,124
		Pipelines: 5.9%
150,000	#, C	Colonial Pipeline Co., 7.750%, due 11/01/10	163,269
100,000		Consolidated Natural Gas Co., 6.000%, due 10/15/10	103,335
			266,604
		Retail: 6.7%
100,000	C	CVS Caremark Corp., 5.750%, due 06/01/17	100,825
150,000	C	Target Corp., 5.875%, due 07/15/16	151,204
50,000		Wal-Mart Stores, Inc., 4.550%, due 05/01/13	49,822
			301,851
		Telecommunications: 7.9%
50,000	C	AT&T, Inc., 5.300%, due 11/15/10	50,922
150,000	C	BellSouth Corp., 5.200%, due 09/15/14	149,913
150,000	C	Verizon New England, Inc., 6.500%, due 09/15/11	157,630
			358,465
		Total Corporate Bonds/Notes
		(Cost $ 3,489,960)	3,537,367

PORTFOLIO OF INVESTMENTS
ING SPorts Core Fixed Income Fund	as of December 31, 2007 (Unaudited) (continued)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 16.2%
		Federal National Mortgage Corporation: 16.2%
$700,000		5.125%, due 04/15/11		$731,986
		Total U.S. Government Agency Obligations
		(Cost $ 698,878)		731,986
U.S. TREASURY OBLIGATIONS: 2.8%
		U.S. Treasury Bonds: 2.8%
120,000		4.750%, due 08/15/17		126,778
		Total U.S. Treasury Obligations
		(Cost $ 128,222)		126,778
ASSET-BACKED SECURITIES: 1.4%
		Home Equity Asset-Backed Securities: 1.4%
75,000	C	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37		64,452
		Total Asset-Backed Securities
		(Cost $ 74,996)		64,452
		Total Investments in Securities
		(Cost $ 4,392,056) *	98.4%	$4,460,583
		Other Assets and Liabilities - Net	1.6	71,715
		Net Assets	100.0%	$4,532,298

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$81,384
		Gross Unrealized Depreciation		(12,857)
		Net Unrealized Appreciation		$68,527

PORTFOLIO OF INVESTMENTS
ING SPorts Core Plus Fixed Income Fund	as of December 31, 2007 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 11.0%
		Aerospace/Defense: 0.3%
$35,000	C	United Technologies Corp., 5.375%, due 12/15/17	$35,373
			35,373
		Banks: 4.1%
41,000	C	BAC Capital Trust XIV, 5.630%, due 12/31/49	36,417
25,000		Bank of America Corp., 5.750%, due 12/01/17	25,104
10,000	@@, C	Barclays Bank PLC, 5.563%, due 12/31/49	7,950
31,000	@@, #	Barclays Bank PLC, 6.050%, due 12/04/17	31,294
15,000	@@, C	Barclays O/S Inv, 5.063%, due 11/01/49	9,300
30,000	@@, C	Den Norske Bank ASA, 5.375%, due 11/29/49	24,150
10,000	@@, C	Hongkong & Shanghai Banking Corp., Ltd., 5.250%, due 07/29/49	7,400
70,000	@@, C	HSBC Bank PLC, 4.913%, due 06/29/49	54,950
50,000	@@, C	Lloyds TSB Bank PLC, 5.125%, due 06/29/49	40,410
10,000	@@, C	Lloyds TSB Bank PLC, 5.313%, due 11/29/49	7,950
60,000	@@, C	Royal Bank of Scotland Group PLC, 4.938%, due 12/29/49	44,700
60,000	@@, C	Standard Chartered PLC, 5.088%, due 12/29/49	43,200
20,000	@@, C	Standard Chartered PLC, 5.125%, due 11/29/49	14,600
9,000	C	SunTrust Preferred Capital I, 5.853%, due 12/31/49	7,949
11,000	C	USB Capital IX, 6.189%, due 03/29/49	9,962
13,000		Wachovia Bank NA, 6.600%, due 01/15/38	13,108
20,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	17,884
34,000		Wells Fargo & Co., 5.625%, due 12/11/17	34,085
			430,413
		Beverages: 0.2%
9,000	C	Anheuser-Busch Cos., Inc., 5.500%, due 01/15/18	9,206
13,000		PepsiCo, Inc., 4.650%, due 02/15/13	13,102
			22,308
		Diversified Financial Services: 2.3%
24,000	#, C	Biomet, Inc., 11.625%, due 10/15/17	23,760
17,000		Caterpillar Financial Services Corp., 4.850%, due 12/07/12	17,048
21,000		Citigroup, Inc., 6.125%, due 11/21/17	21,611
31,000	C	Citigroup, Inc., 8.300%, due 12/21/57	32,462
23,000	C	Goldman Sachs Group, Inc., 5.793%, due 12/31/49	20,497
8,000	C	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	7,863
25,000		John Deere Capital Corp., 4.950%, due 12/17/12	25,062
30,000		JPMorgan Chase & Co., 6.000%, due 01/15/18	30,548
54,974	#, C	Piper Jaffray Equipment Trust Securities, 6.000%, due 09/10/11	52,226
3,000	C	Residential Capital Corp., 8.375%, due 06/30/15	1,830
21,000	C	Residential Capital, LLC, 8.000%, due 04/17/13	13,020
			245,927
		Electric: 0.1%
12,000	C	Nevada Power Co., 6.750%, due 07/01/37	12,464
			12,464
		Food: 0.3%
20,000		Kraft Foods, Inc., 6.125%, due 02/01/18	20,191
12,000		Kraft Foods, Inc., 6.875%, due 02/01/38	12,499
			32,690
		Gas: 0.5%
56,000	C	Southern Union Co., 7.200%, due 11/01/66	55,360
			55,360
		Healthcare - Products: 0.2%
19,000	C	Baxter International, Inc., 6.250%, due 12/01/37	19,562
			19,562
		Insurance: 0.7%
26,000		American International Group, Inc., 5.850%, due 01/16/18	26,220
18,000	#, C	Metlife Capital Trust IV, 7.875%, due 12/15/37	18,393
12,000		Prudential Financial, Inc., 6.000%, due 12/01/17	11,973
13,000		Prudential Financial, Inc., 6.625%, due 12/01/37	13,152
			69,738
		Media: 0.2%
11,000	C	Dex Media West, LLC, 9.875%, due 08/15/13	11,468
12,000	#, C	News America, Inc., 6.650%, due 11/15/37	12,418
			23,886
		Miscellaneous Manufacturing: 0.3%
27,000		General Electric Co., 5.250%, due 12/06/17	26,994
			26,994

PORTFOLIO OF INVESTMENTS
ING SPorts Core Plus Fixed Income Fund	as of December 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Oil & Gas: 0.4%
$23,000	@@, C	Transocean, Inc., 6.000%, due 03/15/18	$22,982
20,000	@@, C	Transocean, Inc., 6.800%, due 03/15/38	20,473
			43,455
		Pipelines: 0.5%
17,000	#, C	NGPL PipeCo, LLC, 7.119%, due 12/15/17	17,462
14,000	#, C	NGPL PipeCo, LLC, 7.768%, due 12/15/37	14,691
13,000	C	Panhandle Eastern Pipe Line, 6.200%, due 11/01/17	12,849
7,000	@@, C	Trans - Canada Pipelines, 6.200%, due 10/15/37	6,974
			51,976
		Retail: 0.7%
10,000	C	Darden Restaurants, Inc., 5.625%, due 10/15/12	10,175
7,000	C	McDonald’s Corp., 5.800%, due 10/15/17	7,261
9,000	C	Nordstrom, Inc., 6.250%, due 01/15/18	9,231
12,000	C	Nordstrom, Inc., 7.000%, due 01/15/38	12,405
6,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	5,340
32,000		Wal-Mart Stores, Inc., 6.500%, due 08/15/37	33,810
			78,222
		Telecommunications: 0.0%
1,000	C	Embarq Corp., 7.995%, due 06/01/36	1,057
			1,057
		Water: 0.2%
11,000	#, C	American Water Capital Corp., 6.085%, due 10/15/17	10,983
11,000	#, C	American Water Capital Corp., 6.593%, due 10/15/37	10,799
			21,782
		Total Corporate Bonds/Notes
		(Cost $ 1,182,496)	1,171,207
U.S. GOVERNMENT AGENCY OBLIGATIONS: 28.4%
		Federal Home Loan Bank: 0.3%
35,000		5.000%, due 10/13/11	36,512
			36,512
		Federal Home Loan Mortgage Corporation: 16.6%
71,000		Discount Note, due 03/15/31	22,874
37,000	C	5.000%, due 12/11/12	37,172
85,000	C	5.250%, due 03/15/12	85,496
82,413	C	5.378%, due 05/15/33	81,681
140,000	W	5.500%, due 02/12/37	139,628
708,000	W	6.000%, due 02/01/34	717,845
662,000		6.500%, due 02/01/34	679,895
			1,764,591
		Federal National Mortgage Corporation: 11.5%
52,000		4.750%, due 11/19/12	53,871
147,819		5.000%, due 03/01/37	142,063
787,000		5.500%, due 02/15/20	796,715
213,000	W	5.500%, due 02/12/37	212,634
15,000	C	5.550%, due 03/29/10	15,000
			1,220,283
		Total U.S. Government Agency Obligations
		(Cost $ 3,001,679)	3,021,386
U.S. TREASURY OBLIGATIONS: 43.8%
		U.S. Treasury Bonds: 6.1%
138,000		4.250%, due 11/15/17	140,447
490,000		4.750%, due 02/15/37	512,969
			653,416
		U.S. Treasury Notes: 35.2%
1,736,000		3.125%, due 11/30/09	1,738,439
1,903,000		3.375%, due 11/30/12	1,897,203
101,000		4.500%, due 05/15/10	104,401
			3,740,043
		Treasury Inflation Indexed Protected Securities: 2.5%
49,000		2.375%, due 04/15/11	53,780
49,000		2.375%, due 01/15/17	53,587
45,000		2.375%, due 01/15/25	52,381
79,000		3.875%, due 01/15/09	103,650
			263,398
		Total U.S. Treasury Obligations
		(Cost $ 4,603,315)	4,656,857

PORTFOLIO OF INVESTMENTS
ING SPorts Core Plus Fixed Income Fund	as of December 31, 2007 (Unaudited) (continued)

Principal Amount				Value
ASSET-BACKED SECURITIES: 1.5%
		Home Equity Asset-Backed Securities: 1.5%
$184,000	C	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37		$158,121
		Total Asset-Backed Securities
		(Cost $ 183,991)		158,121
COLLATERALIZED MORTGAGE OBLIGATIONS: 19.3%
		Collateralized Mortgage Obligations: 19.3%
86,567	C	American Home Mortgage Assets, 5.708%, due 11/25/46		81,370
100,000	C	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39		98,948
14,714	C	Banc of America Funding Corp., 7.000%, due 10/25/37		14,944
150,000	C	Bank of America-First Union NB Commercial Mortgage, 5.464%, due 04/11/37		153,478
100,000	C	Commercial Mortgage Pass-Through Certificates, 4.221%, due 03/10/39		99,004
222,734	C	GMAC Mortgage Corp. Loan Trust, 5.461%, due 11/19/35		218,632
100,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, due 03/15/46		98,619
50,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, due 05/15/47		50,101
244,579	C	JPMorgan Mortgage Trust, 5.405%, due 11/25/35		239,476
100,000	C	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30		100,236
25,000	C	Morgan Stanley Capital I, 5.007%, due 01/14/42		24,834
292,892	C	Thornburg Mortgage Securities Trust, 3.596%, due 06/25/47		275,997
180,382	C	Washington Mutual Mortgage Pass-Through Certificates, 5.558%, due 05/25/47		166,409
23,487	C	Washington Mutual Mortgage Pass-Through Certificates, 5.598%, due 07/25/47		21,687
216,814	C	Washington Mutual Mortgage Pass-Through Certificates, 5.652%, due 06/25/46		206,753
103,136	C	Washington Mutual Mortgage Pass-through Certificates, 5.819%, due 06/25/37		101,320
96,254	C	Wells Fargo Mortgage-Backed Securities Trust, 5.000%, due 03/25/21		94,999
		Total Collateralized Mortgage Obligations
		(Cost $ 2,073,713)		2,046,807
MUNICIPAL BONDS: 0.3%
		Michigan: 0.3%
40,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34		37,201
		Total Municipal Bonds
		(Cost $ 38,822)		37,201

Shares				Value
PREFERRED STOCK: 0.2%
		U.S. Government Agency: 0.2%
900	P	Fannie Mae		$20,475
		Total Preferred Stock
		(Cost $ 22,500)		20,475

		Total Investments in Securities
		(Cost $ 11,106,516) *	104.5%	$11,112,054
		Other Assets and Liabilities - Net	(4.5)	(482,660)
		Net Assets	100.0%	$10,629,394
	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	W	When-issued or delayed delivery security
	*	Cost for federal income tax purposes is $11,114,671.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$97,555
		Gross Unrealized Depreciation		(100,172)
		Net Unrealized Depreciation		$(2,617)

PORTFOLIO OF INVESTMENTS
ING SPorts Core Plus Fixed Income Fund	as of December 31, 2007 (Unaudited) (continued)

At December 31, 2007 the following forward currency contracts were outstanding for the ING Sports Core Plus Fixed Income Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
			USD
EURO
EUR	Buy	01/14/08	105,796	105,666	$(131)
EURO
EUR	Buy	01/14/08	106,344	106,190	(154)
					$(285)
EURO
EUR	Sell	01/14/08	106,050	106,190	$(140)
EURO
EUR	Sell	01/14/08	106,050	105,666	384
					$244

PORTFOLIO OF INVESTMENTS
ING SPorts Core Plus Fixed Income Fund	as of December 31, 2007 (Unaudited) (continued)

ING SPorts Core Plus Fixed Income Fund Credit Default Swap Agreements Outstanding on December 31, 2007:

COUNTERPARTY	REFERENCE ENTITY/OBLIGATION	BUY/SELL PROTECTION	(PAY)/RECEIVE FIXED RATE (%)	TERMINATION DATE	NOTIONAL AMOUNT		UNREALIZED APPRECIATION

Citibank N.A., New York	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(0.610)	12/20/12	USD	5,000	$52
UBS AG	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.000)	12/20/12	USD	12,000	298

							$350

PORTFOLIO OF INVESTMENTS
ING SPorts Core Plus Fixed Income Fund	as of December 31, 2007 (Unaudited) (continued)

ING SPorts Core Plus Fixed Income Fund Interest Rate Swap Agreements Outstanding on December 31, 2007:

	TERMINATION DATE	NOTIONAL PRINCIPAL AMOUNT		UNREALIZED APPRECIATION/ (DEPRECIATION)

Receive a fixed rate equal to 4.04221% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	12/13/09	USD	559,000	$1,644

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.80031% Counterparty: Citibank N.A., New York	12/13/17	USD	134,000	(1,326)

				$318

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)        There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 29, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 29, 2008